Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Jun. 16, 2020	Jun. 30, 2020	Jun. 08, 2020	Sep. 30, 2019	Sep. 30, 2018
Class of Stock [Line Items]
Proceeds from initial public offering, net of related costs	$ 819,400	$ 822,630
Underwriting commision and discounts	50,600
Estimated offering expenses payable	$ 9,500
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock par or stated value per share		$ 0.001		$ 0.001
Conversion of Units of Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted		108,162,741
Conversion of Membership Interests in Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted		108,162,741
Common Class A [Member]
Class of Stock [Line Items]
Shares issued during period		38,237,500
Common stock, shares authorized		1,100,000,000		1,100,000,000
Common stock, shares outstanding		121,566,577	75,093,778	75,093,778	75,093,778
Common stock, shares issued		121,566,577		75,093,778	75,093,778
Common Class A [Member] | Conversion of Units of Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted		75,093,778
Common Class A [Member] | Conversion Of Profit Interests [Member]
Class of Stock [Line Items]
Common stock member interests converted		2,703,243
Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued during period	4,987,500
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000		100,000,000
Common stock, shares outstanding		33,068,963	33,068,963	33,068,963	33,068,963
Common stock, shares issued		33,068,963		33,068,963	33,068,963
Common Class B [Member] | Conversion of Units of Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted		33,068,963
Common stock, shares outstanding		33,068,963
Class A Restricted Stock [Member] | Conversion Of Profit Interests [Member]
Class of Stock [Line Items]
Common stock member interests converted		5,532,166
IPO [Member]
Class of Stock [Line Items]
Shares issued during period	38,237,500
Shares issued price	$ 23.00
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Shares issued during period	38,237,500
IPO [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued price	$ 23.00
Employee Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance		4,214,576